Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Value Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.51%
Communication Services — 12.36%
AT&T	655,224	$18,680,436
Comcast Class A	482,248	22,308,792
Verizon Communications	388,300	23,099,967
Walt Disney	183,084	22,717,063
		86,806,258
Consumer Discretionary — 6.44%
Dollar Tree †	236,800	21,629,312
Lowe's	142,500	23,635,050
		45,264,362
Consumer Staples — 10.04%
Archer-Daniels-Midland	524,500	24,384,005
Conagra Brands	624,604	22,304,609
Mondelez International Class A	414,800	23,830,260
		70,518,874
Energy — 2.40%
ConocoPhillips	512,652	16,835,492
		16,835,492
Financials — 13.93%
Allstate	202,000	19,016,280
American International Group	655,500	18,045,915
Bank of New York Mellon	548,300	18,828,622
Marsh & McLennan	199,100	22,836,770
Truist Financial	502,600	19,123,930
		97,851,517
Healthcare — 17.89%
Abbott Laboratories	17,998	1,958,722
Cardinal Health	402,000	18,873,900
Cigna	104,151	17,644,221
CVS Health	361,300	21,099,920
Johnson & Johnson	148,800	22,153,344
Merck & Co.	274,700	22,786,365
Pfizer	577,541	21,195,755
		125,712,227
Industrials — 8.68%
Caterpillar	158,784	23,682,634
Northrop Grumman	62,500	19,718,125
Raytheon Technologies	305,974	17,605,744
		61,006,503
Information Technology — 18.44%
Broadcom	68,300	24,883,056
Cisco Systems	472,800	18,623,592
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology (continued)
Cognizant Technology Solutions Class A	337,422	$23,423,835
Intel	379,800	19,666,044
Motorola Solutions	122,257	19,171,120
Oracle	397,800	23,748,660
		129,516,307
Materials — 3.22%
DuPont de Nemours	407,383	22,601,609
		22,601,609
Real Estate — 2.59%
Equity Residential	354,800	18,211,884
		18,211,884
Utilities — 2.52%
Edison International	348,000	17,692,320
		17,692,320
Total Common Stock (cost $464,080,809)		692,017,353

Short-Term Investments — 1.24%
Money Market Mutual Funds — 1.24%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	2,182,981	2,182,981
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,182,982	2,182,982
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	2,182,982	2,182,982
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	2,182,982	2,182,982
Total Short-Term Investments (cost $8,731,927)		8,731,927

Total Value of Securities—99.75% (cost $472,812,736)		700,749,280
Receivables and Other Assets Net of Liabilities—0.25%		1,773,738

NQ-VIP-872 [9/20] 11/20 (1399551)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Value Series
Value (US $)

Net Assets Applicable to 28,078,917 Shares Outstanding—100.00%	$702,523,018
†	Non-income producing security.
Summary of abbreviations:
GS – Goldman Sachs

2    NQ-VIP-872 [9/20] 11/20 (1399551)